Debt Line of credit (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity		$ 500,000
Line of Credit Facility, Interest Rate at Period End		6.50%
Line of Credit Facility, Expiration Date	Aug. 31, 2021
Line of credit	$ 0	$ 406,000